Annual Total Returns- PIMCO StocksPLUS Global Portfolio (Advisor Class) [BarChart] - Advisor Class - PIMCO StocksPLUS Global Portfolio - Advisor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.72%)	9.77%	19.19%	0.90%	(8.98%)	7.67%	22.99%	(10.74%)	27.53%	13.03%